Bank Loans (Details Textual)	12 Months Ended
Mar. 31, 2020 USD ($)
Bank Loans (Textual)
Bank loans , description	Two car loans of $70,613 at 12% annual interest rate and $48,017 at 9.5% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement.
Original car loan [Member]
Bank Loans (Textual)
Car loan	$ 70,613
Annual interest rate	12.00%
New car loan [Member]
Bank Loans (Textual)
Car loan	$ 48,017
Annual interest rate	9.50%